Income Taxes (Schedule Of Provision/(Benefit) For Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current federal income tax provision									$ 0.3	$ 0.9	$ 0.1
Deferred federal income tax provision (benefit)									(563.6)	(405.6)	18.9
Total federal income tax provision (benefit)									(563.3)	(404.7)	19.0
Current state and local income tax provision									5.8	6.9	6.0
Deferred state and local income tax provision (benefit)									(20.0)	2.1	1.0
Total state and local income tax provision									(14.2)	9.0	7.0
Total international income tax provision									82.4	1.2	66.5
Total provision (benefit) for income taxes									(495.1)	(394.5)	92.5
Continuing operations	$ (10.2)	$ (560.0)	$ 37.8	$ 44.0	$ (28.3)	$ (401.2)	$ 18.1	$ 13.5	(488.4)	(397.9)	83.9
Discontinued operations									(6.7)	3.4	8.6
CIT Group Inc. [Member]
Continuing operations									$ (827.2)	$ (769.6)	$ (367.9)